Accounts Receivable - Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Activity in accounts receivable allowance
Balance at beginning of year	$ 14,076	$ 8,495	$ 2,643
Additional provisions	4,662	6,469	6,233
Write-offs and other deductions	(2,321)	(870)	(434)
Exchange differences	94	(18)	53
Balance at the end of year	$ 16,511	$ 14,076	$ 8,495